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                                                             File Nos. 333-71813
                                                                       811-09223

     As filed with the Securities and Exchange Commission on January 8, 2013

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /
                                                                     ---
                           Pre-Effective Amendment No. ___          /   /
                                                                     ---
                           Post-Effective Amendment No. 25          / X /
                                                                     ---
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /
                                                                     ---
                           Amendment No. 27                          / X /
                                                                     ---
                        (Check appropriate box or boxes)

                           PIONEER STRATEGIC INCOME FUND
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.,
                  60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [X]   immediately upon filing pursuant to paragraph (b)
     [ ]   on [date] pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on [date] pursuant to paragraph (a)(1)
     [ ]   75 days after filing pursuant to paragraph (a)(2)
     [ ]   on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933. The fund has duly caused this Post-Effective Amendment No. 25 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 8th day of January, 2013.

                                          PIONEER STRATEGIC INCOME FUND

                                          By: /s/ Daniel K. Kingsbury
                                              -----------------------------
                                              Daniel K. Kingsbury
                                              Executive Vice President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on January 8, 2013:

      Signature                       Title

      John F. Cogan, Jr.*             President (Principal
      John F. Cogan, Jr.              Executive Officer) and
                                      Trustee

      Mark E. Bradley*                Treasurer (Principal Financial and
      Mark E. Bradley                 Accounting Officer)

      David R. Bock*                  Trustee
      David R. Bock

      Benjamin M. Friedman*           Trustee
      Benjamin M. Friedman

      Margaret B. W. Graham*          Trustee
      Margaret B. W. Graham

      /s/ Daniel K. Kingsbury         Executive Vice President
      Daniel K. Kingsbury             and Trustee

      Thomas J. Perna*                Chairman of the Board
      Thomas J. Perna                 and Trustee

      Marguerite A. Piret*            Trustee
      Marguerite A. Piret

      Stephen K. West*                Trustee
      Stephen K. West

*By:  /s/ Daniel K. Kingsbury         Dated: January 8, 2013
      Daniel K. Kingsbury
      Attorney-in-fact

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                              EXHIBIT INDEX

     Index Number        Description of Index

       EX-101.INS          XBRL Instance Document

       EX-101.SCH          XBRL Taxonomy Extension Schema Document

       EX-101.CAL          XBRL Taxonomy Extension Calculation Document

       EX-101.DEF          XBRL Taxonomy Extension Definition Document

       EX-101.LAB          XBRL Taxonomy Extension Labels Linkbase

       EX-101.PRE          XBRL Taxonomy Extension Presentation Linkbase